UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2000
                                               ---------------------------------


Check here if Amendment [ ]; Amendment Number:
                                              -------------
     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners, LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck, II            Greenwich, Connecticut        November 14, 2000
--------------------------       ----------------------        ---------------
             [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:               12
                                                 -------------

Form 13F Information Table Value Total:              108,264
                                                 -------------
                                                  (thousands)



INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None

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            Form 13F INFORMATION TABLE Milton (9/30/00) Public Filing
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            COLUMN 1           COLUMN 2       COLUMN 3  COLUMN 4    COLUMN 5               COLUMN 6   COLUMN 7          COLUMN 8
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                                                                                                                    VOTING AUTHORITY
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NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE     SHRS OR PRN SH/   PUT/   INVESTMENT  OTHER     SOLE    SHARED NONE
                                                        (X1000)   AMOUNT      PRN   CALL   DISCRETION  MANAGERS
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
A T & T CORP                   COMMON STOCK   001957109  7,344       250,000  SH           SOLE                             0    0
                                                                                                                250,000
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ALTEON WEBSYSTEMS              COMMON STOCK   02145A109  7,782        71,800  SH           SOLE                             0    0
                                                                                                                 71,800
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BESTFOODS INC                  COMMON STOCK   08658U101 45,585       626,600  SH           SOLE                             0    0
                                                                                                                626,600
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DEXTER CORP                    COMMON STOCK   252165105 10,736       144,900  SH           SOLE                             0    0
                                                                                                                144,900
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INVITROGEN CORP                COMMON STOCK   46185R100    356         5,000  SH           SOLE                             0    0
                                                                                                                  5,000
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MIPS TECHNOLOGIES INC          CL B           604567206  3,631        94,300  SH           SOLE                             0    0
                                                                                                                 94,300
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NATIONAL COMPUTER SYS INC      COMMON STOCK   635519101  5,283        72,500  SH           SOLE                             0    0
                                                                                                                 72,500
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NBT BANCORP INC                COMMON STOCK   628778102  4,968       414,000  SH           SOLE                             0    0
                                                                                                                414,000
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QWEST COMMUNICATIONS INTL INC  COMMON STOCK   749121109  4,711        98,023  SH           SOLE                             0    0
                                                                                                                 98,023
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SHORELINE FINL CORP            COMMON STOCK   825190101    212        15,100  SH           SOLE                             0    0
                                                                                                                 15,100
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WESLEY JESSEN VISIONCARE INC   COMMON STOCK   951018100    281         7,300  SH           SOLE                             0    0
                                                                                                                  7,300
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YOUNG & RUBICAM INC            COMMON STOCK   987425105 17,375       351,000  SH           SOLE                             0    0
                                                                                                                351,000
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